Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets, Net [Abstract]
Software	$ 609,099	$ 521,833
Less: accumulated amortization	(525,193)	(483,650)
Intangible assets, net	$ 83,906	$ 38,183